Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Property and Equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2019	$6,301	$3,449,527	$474,060	$53,736	$30,918	$49,404	$14,253	$4,078,199
Transfer of pre-delivery payments	—	78,143	(78,143)	—	—	—	—	—
Additions	—	109,286	67,357	2,693	2,450	3,269	4,436	189,491
Disposals	—	(184,685)	—	(102)	(570)	(134)	(340)	(185,831)
Assets held for sale	—	(413,677)	—	—	—	—	—	(413,677)
Reclassifications	—	—	—	10	—	12,752	(12,762)	—

Balance at December 31, 2019	$6,301	$3,038,594	$463,274	$56,337	$32,798	$65,291	$5,587	$3,668,182
Transfer of pre-delivery payments	—	49,860	(49,860)	—	—	—	—	—
Additions	—	39,492	—	582	221	566	3,204	44,065
Disposals	—	(34,626)	—	(306)	(223)	(780)	—	(35,935)
Assets held for sale	—	(554,790)	—	—	—	—	—	(554,790)
Reclassifications	—	244	(5,600)	—	—	2,382	(2,626)	(5,600)

Balance at December 31, 2020	$6,301	$2,538,774	$407,814	$56,613	$32,796	$67,459	$6,165	$3,115,922
Transfer of pre-delivery payments	—	284,170	(284,170)	—	—	—	—	—
Additions	—	75,080	347,010	525	1,114	290	11,296	435,315
Disposals	—	(36,351)	—	(3,576)	(140)	(3,139)	—	(43,206)
Reclassifications	—	1,028	5,600	—	135	657	(1,877)	5,543
Reclassifications from assets held for sale	—	62,875	—	—	—	—	—	62,875

Balance at December 31, 2021	$6,301	$2,925,576	$476,254	$53,562	$33,905	$65,267	$15,584	$3,576,449
Accumulated depreciation and impairment -
Balance at January 1, 2019	$—	$(1,283,740)	$—	$(40,681)	$(25,086)	$(30,561)	$—	$(1,380,068)
Depreciation for the year	—	(148,832)	—	(3,292)	(2,938)	(5,757)	—	(160,819)
Disposals	—	178,168	—	102	518	—	—	178,788
Assets held for sale	—	226,319	—	—	—	—	—	226,319

Balance at December 31, 2019	$—	$(1,028,085)	$—	$(43,871)	$(27,506)	$(36,318)	$—	$(1,135,780)
Depreciation for the year	—	(126,988)	—	(3,121)	(3,134)	(5,759)	—	(139,002)
Disposals	—	32,335	—	290	179	295	—	33,099
Impairment	—	—	—	—	—	—	(4)	(4)
Assets held for sale	—	273,251	—	—	—	—	—	273,251

Balance at December 31, 2020	$—	$(849,487)	$—	$(46,702)	$(30,461)	$(41,782)	$(4)	$(968,436)
Depreciation for the year	—	(127,432)	—	(2,576)	(1,639)	(4,696)	—	(136,343)
Disposals	—	34,893	—	3,501	137	2,503	—	41,034

Balance at December 31, 2021	$—	$(942,026)	$—	$(45,777)	$(31,963)	$(43,975)	$(4)	$(1,063,745)
Carrying amounts -
At December 31, 2019	$6,301	$2,010,509	$463,274	$12,466	$5,292	$28,973	$5,587	$2,532,402

At December 31, 2020	$6,301	$1,689,287	$407,814	$9,911	$2,335	$25,677	$6,161	$2,147,486

At December 31, 2021	$6,301	$1,983,550	$476,254	$7,785	$1,942	$21,292	$15,580	$2,512,704